Debt (Parenthetical) (Detail) (Mortgages, USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Mortgages
Debt Disclosure [Line Items]
Real estate assets use to secure mortgage debt	$ 1.1	$ 1.5
Average interest rate	4.70%	5.10%
Debt maturity date	Dec. 31, 2023